Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases
Schedule of amounts recognized in profit or loss

(c)	Amounts recognized in profit or loss

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Amortisation of right-of-use assets	1,450,881	1,865,688	330,968
Interest expense on lease liabilities	91,093	117,136	12,536
Lease expense not capitalized in lease liabilities:
- Expense relating to short-term leases	2,456	3,158	120,000
Total amount recognized in profit or loss	1,544,430	1,985,982	463,504